Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Issuance of Preferred Temporary Equity and Warrants (Details)			1 Months Ended	2 Months Ended		3 Months Ended						9 Months Ended	12 Months Ended
	Aug. 14, 2024 USD ($) shares	Aug. 08, 2024 USD ($) Vote $ / shares shares	Jul. 31, 2025	Sep. 30, 2025 $ / shares shares	Mar. 31, 2025	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 21, 2025 $ / shares shares	Mar. 04, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 27, 2023 $ / shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares														$ 0.01	$ 0.01		$ 11.5
Private Placement
Class of Warrant or Right [Line Items]
Issuance of penny warrants in connection with Series A Preferred Temporary Equity | $	$ 5,100,000	$ 20,400,000
Private Placement | Common Stock
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)		4,000,000
Number of warrants (in shares)		4,000,000
Common Class A
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)														1,268,100
Number of warrants (in shares)														1,268,100
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Class A | Private Placement
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)		5,000,000
Number of warrants (in shares)		5,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)															25,000
Dividends payable, amount per share (in dollars per share) | $ / shares				$ 87.48		$ 87.48						$ 87.48	$ 83.88
Amortization of discount on temporary equity | $						$ 289,000	$ 274,000	$ 345,000	$ 173,000	$ 341,000	$ 97,000	$ 908,000	$ 1,162,000
Preferred stock, shares outstanding (in shares)				25,000		25,000						25,000	25,000			25,000
Accretion of dividends payable | $												$ 2,187,000	$ 2,097,000
Series A Preferred Stock | Private Placement
Class of Warrant or Right [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares															$ 0.0001
Initial stated value | $															$ 1,000
Number of votes per share of preferred stock | Vote															1
Minimum percentage of cash dividends declared on third dividend payment date															0.43
Percentage of cash dividends on each subsequent dividend payment date															1
Series A Preferred Stock | Private Placement | Anniversary Period 1
Class of Warrant or Right [Line Items]
Dividend rate															0.10
Series A Preferred Stock | Private Placement | Anniversary Period 2
Class of Warrant or Right [Line Items]
Dividend rate															0.12
Series A Preferred Stock | Private Placement | Anniversary Period 3
Class of Warrant or Right [Line Items]
Dividend rate															0.14
Series A Preferred Stock | Private Placement | Anniversary Period 4
Class of Warrant or Right [Line Items]
Dividend rate															0.16
Series B Preferred Stock
Class of Warrant or Right [Line Items]
Amortization of discount on temporary equity | $						$ 80,000	$ 188,000	$ 190,000	$ 47,000				$ 314,000
Preferred stock, shares outstanding (in shares)				29,737		29,737						29,737	29,737			25,510
Exercise price (in dollars per share) | $ / shares				$ 0.01		$ 0.01						$ 0.01	$ 0.01
Series B Preferred Stock | Private Placement
Class of Warrant or Right [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)		25,510
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)		20,408
Initial stated value | $		$ 1,000
Number of votes per share of preferred stock | Vote		1
Percentage of cash dividends on each subsequent dividend payment date		1
Conversion price (in dollars per share) | $ / shares		$ 5
Number of non-convertible redeemable preferred stock shares available (in shares)	5,102
Warrants unissued (in shares)	1,000,000
Preferred Stock, Shares Subscribed but Unissued	5,102
Series B Preferred Stock | Private Placement | Forecast
Class of Warrant or Right [Line Items]
Minimum percentage of cash dividends declared on dividend payment date			0.50	1	0.50		0.50
Series B Preferred Stock | Private Placement | Anniversary Period 1
Class of Warrant or Right [Line Items]
Dividend rate		0.12
Series B Preferred Stock | Private Placement | Anniversary Period 2
Class of Warrant or Right [Line Items]
Dividend rate		0.16
Series B Preferred Stock | Private Placement | Anniversary Period 3
Class of Warrant or Right [Line Items]
Dividend rate		0.20